Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deducted in Balance Sheet from Trade Accounts Receivable: Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 13,185	$ 11,161	$ 10,055
Charged to Costs and Expenses	12,729	11,608	8,472
Deductions	10,968	9,584	7,366
Balance at End of Period	14,946	13,185	11,161
Deducted in Balance Sheet from Trade Accounts Receivable: Allowance for Doubtful Accounts [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	13,185	11,161	10,055
Charged to Costs and Expenses	12,729	11,608	8,472
Deductions	10,968	9,584	7,366
Balance at End of Period	14,946	13,185	11,161
Deducted in Balance Sheet from Deferred Tax Assets: Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	22,902	23,934	20,120
Charged to Costs and Expenses			3,814
Deductions	1,905	1,032
Balance at End of Period	20,997	22,902	23,934
Deducted in Balance Sheet from Deferred Tax Assets: Valuation Allowance [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	22,902	23,934	20,120
Charged to Costs and Expenses			3,814
Deductions	1,905	1,032
Balance at End of Period	$ 20,997	$ 22,902	$ 23,934